FAIR VALUE MEASUREMENTS (Details) - Changes in the fair value of the Company's Level 3 financial liabilities measured at fair value (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Derivative liability:
Beginning balance	$ 540,000
Amortized interest on patent obligation	286,002
Aggregate fair value of bifurcated conversion feature issued		1,180,000
Change in fair value of bifurcated conversion feature		(475,189)
Ending balance		540,000
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability:
Beginning balance	540,000
Aggregate fair value of bifurcated conversion feature issued	1,570,000
Change in fair value of bifurcated conversion feature	1,460,704
Fair value of bifurcated conversion features related to the extinguishment of debt	(1,670,704)
Ending balance	1,900.000
Fair Value Of Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability:
Beginning balance
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	286,002
Ending balance	$ 3,136,513